Credit Risk - Loans and advances at amortised cost by product (Details) £ in Millions	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of financial assets [line items]
Total impairment allowance4	£ 794,418	£ 709,164
Coverage ratio	0.008	0.009
Gross exposure
Disclosure of financial assets [line items]
Total impairment allowance4	£ 800,441	£ 715,448
Impairment allowance
Disclosure of financial assets [line items]
Total impairment allowance4	(6,023)	(6,284)
Financial assets at amortised cost, class | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	£ 395,824	£ 361,451
Coverage ratio	0.014	0.016
Financial assets at amortised cost, class | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 171,269	£ 169,205
Coverage ratio	0.003	0.003
Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	£ 48,769	£ 41,793
Coverage ratio	0.073	0.088
Financial assets at amortised cost, class | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 175,786	£ 150,453
Coverage ratio	0.007	0.008
Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	£ 401,322	£ 367,193
Financial assets at amortised cost, class | Gross exposure | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	171,727	169,680
Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	52,632	45,822
Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	176,963	151,691
Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	(5,498)	(5,742)
Financial assets at amortised cost, class | Impairment allowance | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	(458)	(475)
Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	(3,863)	(4,029)
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ (1,177)	£ (1,238)
Stage 1
Disclosure of financial assets [line items]
Coverage ratio	0.002	0.002
Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Total impairment allowance4	£ 726,130	£ 631,007
Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Total impairment allowance4	(1,559)	(1,423)
Stage 1 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	£ 351,302	£ 317,659
Coverage ratio	0.004	0.004
Stage 1 | Financial assets at amortised cost, class | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 150,864	£ 148,039
Coverage ratio	0	0
Stage 1 | Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	£ 42,768	£ 37,016
Coverage ratio	0.020	0.022
Stage 1 | Financial assets at amortised cost, class | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 157,670	£ 132,604
Coverage ratio	0.003	0.003
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	£ 352,586	£ 318,865
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	150,883	148,058
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	43,628	37,840
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	158,075	132,967
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	(1,284)	(1,206)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	(19)	(19)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	(860)	(824)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ (405)	£ (363)
Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Coverage ratio	0.032	0.031
Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Total impairment allowance4	£ 65,884	£ 75,908
Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Total impairment allowance4	(2,097)	(2,317)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	£ 39,591	£ 39,078
Coverage ratio	0.045	0.049
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 18,693	£ 19,441
Coverage ratio	0.002	0.003
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	£ 4,939	£ 3,949
Coverage ratio	0.239	0.301
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 15,959	£ 15,688
Coverage ratio	0.017	0.016
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	£ 36,379	£ 35,694
Coverage ratio	0.043	0.048
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 16,240	£ 17,087
Coverage ratio	0.002	0.003
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	£ 4,589	£ 3,609
Coverage ratio	0.225	0.293
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 15,550	£ 14,998
Coverage ratio	0.017	0.016
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Less than or equal to 30 days past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	£ 1,979	£ 2,171
Coverage ratio	0.052	0.042
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Less than or equal to 30 days past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 1,694	£ 1,654
Coverage ratio	0.004	0.004
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Less than or equal to 30 days past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	£ 203	£ 215
Coverage ratio	0.330	0.283
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Less than or equal to 30 days past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 82	£ 302
Coverage ratio	0.024	0.013
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	£ 1,233	£ 1,213
Coverage ratio	0.098	0.099
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 759	£ 700
Coverage ratio	0.008	0.010
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	£ 147	£ 125
Coverage ratio	0.462	0.496
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 327	£ 388
Coverage ratio	0.006	0.008
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	£ 41,455	£ 41,093
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	18,734	19,500
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	6,494	5,650
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	16,227	15,943
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	38,001	37,481
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	16,269	17,133
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	5,918	5,102
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	15,814	15,246
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Less than or equal to 30 days past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	2,087	2,266
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Less than or equal to 30 days past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	1,700	1,660
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Less than or equal to 30 days past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	303	300
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Less than or equal to 30 days past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	84	306
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	1,367	1,346
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	765	707
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	273	248
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	329	391
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	(1,864)	(2,015)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	(41)	(59)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	(1,555)	(1,701)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	(268)	(255)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	(1,622)	(1,787)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	(29)	(46)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	(1,329)	(1,493)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	(264)	(248)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Less than or equal to 30 days past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	(108)	(95)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Less than or equal to 30 days past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	(6)	(6)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Less than or equal to 30 days past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	(100)	(85)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Less than or equal to 30 days past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	(2)	(4)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	(134)	(133)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	(6)	(7)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	(126)	(123)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ (2)	£ (3)
Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Coverage ratio	0.281	0.298
Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Total impairment allowance4	£ 8,427	£ 8,533
Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Total impairment allowance4	(2,367)	(2,544)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	£ 4,931	£ 4,714
Coverage ratio	0.323	0.348
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 1,712	£ 1,725
Coverage ratio	0.189	0.187
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	£ 1,062	£ 828
Coverage ratio	0.577	0.645
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ 2,157	£ 2,161
Coverage ratio	0.189	0.223
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	£ 7,281	£ 7,235
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	2,110	2,122
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	2,510	2,332
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	2,661	2,781
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance4	(2,350)	(2,521)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Home loans
Disclosure of financial assets [line items]
Total impairment allowance4	(398)	(397)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance4	(1,448)	(1,504)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance4	£ (504)	£ (620)